Document and Entity Information	Oct. 29, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity File Number	001-37849
Entity Registrant Name	AT HOME GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3229563
Entity Address, Address Line One	1600 East Plano Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	972
Local Phone Number	265-6227
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HOME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001646228
Amendment Flag	false